United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: 12/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
December 31, 2012
Ticker	FCSPX

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 12.03%. The total return of the Barclays U.S. Credit Index (BUSC), the Fund's broad-based securities market index, was 9.37%, and the total return of the Baa Component of the Barclays U.S. Credit Index (BUSC-Baa)1 was 11.32%, for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the indexes.
During the period, the most significant factors affecting the Fund's performance relative to the BUSC-Baa were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); (2) interest rate sensitivity (referred to as “duration”);2 (3) selection of securities with different maturities (referred to as “yield curve” strategy); and (4) individual security selection.
Market Overview
The market dynamics and seasonal patterns of 2012 were fairly similar to 2011 with positive periods for risk-based assets, including corporate and high-yield bonds,3 in the first and fourth quarters, while the spring and summer months were periods when the “risk-off” trade was in favor due to increased European sovereign debt issues and weaker U.S. domestic economic data.
One constant throughout the year was strong monetary intervention by various central banks around the world. The Federal Reserve (the Fed), through its communication policies and quantitative easing programs, maintained a low yield environment for U.S. Treasury securities. The latest quantitative easing (QE3) program included an open-ended commitment to purchase $45 billion of longer-dated Treasuries and $40 billion of agency mortgage-backed securities on a monthly basis. The Fed's federal funds rate guidance was also extended by two years through mid-2015. In an attempt to provide more transparency in regards to the QE3 program, the Fed took the unprecedented step of providing numerical thresholds of 6.5% unemployment and 2% inflation as conditions under which the QE3 program would be terminated. However, the Fed still expected to maintain a highly accommodative monetary policy with the federal funds rate target of 0% to 0.25% following the completion of the QE3 program. The European Central Bank (ECB) and its response to the European sovereign debt issues also had an important impact on markets in 2012. After several unsuccessful attempts by European political leaders to resolve the sovereign debt crisis, the ECB announced its “Outright Monetary Transactions” (OMT) program, which allows the ECB to purchase sovereign debt of European Union countries in the secondary market. This action by the ECB has reduced the yields on peripheral European (Italy, Spain, Portugal, Greece and Ireland) sovereign bonds and is seen by the markets as reducing the risk of a worst-case outcome “tail-risk” (the risk that returns may be significantly lower than historical averages due to rare events) for the euro and European sovereign debt.
In 2012, the U.S. economy followed the same seasonal pattern of 2011 with a mid-year slowdown. Despite some fourth quarter volatile events, including Hurricane Sandy, the U.S. presidential election and the U.S. fiscal cliff (the automatic spending cuts and tax increases scheduled for the outset of 2013) debate, the economic data remained resilient, and overall, the Fed has not changed its description of the growth of the U.S. economy as “ moderate.” The risk-based markets, including equities, corporate and high-yield bonds, reacted positively at the end of 2012 to the resolution of the tax issues surrounding the U.S. fiscal policy debate. However, the two-month extension of the federal spending cuts under the “sequester” process, the increasing of the U.S. debt ceiling debate and approval of a fiscal year 2013 federal budget were unresolved at the end of the reporting period.
Sector
Sector allocation was the main contributor to the Fund's outperformance for the 12-month reporting period. The Fund maintained overweight positions in the Bank and Financial sectors. These securities were higher quality than the BUSC-Baa, but still outperformed. An underweight position relative to the BUSC in the Industrial sector was also able to contribute positively to the Fund's performance for the 12-month reporting period.
Duration
The Fund's duration, which was less than the BUSC-Baa for most of the 12-month reporting period, caused a drag in the Fund's performance. Interest rates were volatile during the fiscal year, and rates declined for securities with maturities of between three and twenty-five years. The largest rate declines were in the four to fifteen year part of the Treasury curve. During the 12-month reporting period, the Fund used U.S. Treasury futures contracts to help manage the duration of the Fund. These positions had a slightly positive contribution to Fund performance for the reporting period.
Annual Shareholder Report
1

Yield Curve
Fund performance benefited from the yield curve strategy during the 12-month reporting period relative to the BUSC-Baa. The Fund had an overweight of shorter maturity bonds around the seven year part of the yield curve relative to the BUSC-Baa. As discussed in the duration section above, interest rates in 2012 declined the greatest for maturities in the four to fifteen year part of the Treasury curve, benefiting shareholders.4
Security Selection
In total, individual security selection varied widely in terms of relative contribution to the Fund and combined to negatively contribute to the performance of the Fund for the 12-month reporting period. Some select Media & Telecommunication credits led to the underperformance relative to the BUSC-Baa.
1	Barclays Capital changed the name of the BUSC Index from “Barclays Capital U.S. Credit Index” to “Barclays U.S. Credit Index.” The BUSC is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody's Investors Service or BBB by Standard & Poor's, if unrated by Moody's. The BUSC-Baa is an index comprised of corporate bonds or securities represented by the following sectors: industrial, utility and finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by the following sectors: sovereign, supranational, foreign agencies and foreign local governments. The indexes are unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Corporate Bond Strategy Portfolio (the “Fund”) from June 20, 2006 (start of performance) to December 31, 2012, compared to the Barclays U.S. Credit Index (BUSC)2 and the Baa Component of the Barclays U.S. Credit Index (BUSC-Baa).2
Average Annual Total Returns for the Period Ended 12/31/2012
1 Year	12.03%
5 Years	8.59%
Start of Performance*	8.42%
*	The Fund's start of performance date was June 20, 2006.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BUSC and BUSC-Baa have been adjusted to reflect reinvestment of dividends on securities in an index.
2	Barclays Capital changed the name of the BUSC Index from “Barclays Capital U.S. Credit Index” to “Barclays U.S. Credit Index.” The BUSC and BUSC-Baa are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	91.1%
Foreign Government Debt Securities	4.8%
U.S. Treasury Security	1.5%
Municipal Security	0.4%
Cash Equivalents[2]	1.4%
Other Assets and Liabilities—Net[3]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2012
Principal Amount or Shares			Value
		Corporate Bonds—91.1%
		Basic Industry - Chemicals—2.8%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$16,123
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	709,194
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	292,147
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	126,269
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	97,505
160,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	186,891
		TOTAL	1,428,129
		Basic Industry - Metals & Mining—6.8%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	270,803
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	140,028
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	203,808
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	242,054
130,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	131,862
85,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	85,853
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	601,609
310,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	287,722
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	156,619
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	143,650
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	245,863
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	214,564
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	288,231
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	302,689
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	111,179
		TOTAL	3,426,534
		Basic Industry - Paper—1.7%
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	320,863
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	147,631
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	155,729
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	123,668
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	126,092
		TOTAL	873,983
		Capital Goods - Aerospace & Defense—0.4%
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	109,750
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	86,329
		TOTAL	196,079
		Capital Goods - Building Materials—0.7%
60,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	66,562
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	34,925
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	235,628
		TOTAL	337,115
		Capital Goods - Construction Machinery—0.3%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	130,573
		Capital Goods - Diversified Manufacturing—0.8%
200,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	212,659
50,000		Textron Financial Corp., 5.40%, 4/28/2013	50,695
Annual Shareholder Report
5

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—continued
$136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	$119,680
		TOTAL	383,034
		Capital Goods - Packaging—1.0%
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	67,368
120,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.00%, 3/1/2023	122,016
40,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	43,181
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	253,457
		TOTAL	486,022
		Communications - Media & Cable—4.2%
225,000		Comcast Corp., 7.05%, 3/15/2033	299,935
250,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	258,056
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	283,758
360,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	361,877
40,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	44,547
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	114,248
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	559,225
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	67,495
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	118,210
		TOTAL	2,107,351
		Communications - Media Noncable—3.6%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	129,975
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	197,276
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	72,535
290,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	318,275
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	120,470
350,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	425,074
155,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	161,607
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	107,577
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	274,002
		TOTAL	1,806,791
		Communications - Telecom Wireless—0.4%
180,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	187,233
		Communications - Telecom Wirelines—3.8%
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	329,517
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	507,242
250,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	276,450
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	126,600
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	319,312
325,000		Telefonica Emisiones S.A.U., Company Guarantee, 5.462%, 2/16/2021	347,344
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	43,400
		TOTAL	1,949,865
		Consumer Cyclical - Automotive—2.6%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	64,877
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	205,630
470,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	497,407
270,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	279,240
170,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	186,774
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	105,077
		TOTAL	1,339,005
Annual Shareholder Report
6

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Entertainment—1.9%
$250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	$321,058
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	539,297
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	99,117
		TOTAL	959,472
		Consumer Cyclical - Lodging—1.1%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	272,500
280,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	289,340
20,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	22,339
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,131
		TOTAL	585,310
		Consumer Cyclical - Retailers—0.3%
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	83,587
60,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	66,505
		TOTAL	150,092
		Consumer Non-Cyclical - Food/Beverage—2.7%
80,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	86,337
100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	109,417
120,000		Kellogg Co., 1.75%, 5/17/2017	122,035
300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	403,359
180,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	197,985
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	179,552
60,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	72,264
165,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	179,251
		TOTAL	1,350,200
		Consumer Non-Cyclical - Health Care—0.2%
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	41,761
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	42,456
		TOTAL	84,217
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	41,525
		Consumer Non-Cyclical - Tobacco—0.9%
140,000		Altria Group, Inc., 9.25%, 8/6/2019	194,873
200,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	243,033
		TOTAL	437,906
		Energy - Independent—5.0%
50,000		Petroleos Mexicanos, 6.50%, 6/2/2041	63,000
850,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	920,125
815,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	956,403
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	288,000
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	107,385
175,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	193,052
28,636	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	29,803
		TOTAL	2,557,768
		Energy - Integrated—3.3%
100,000		Hess Corp., 7.00%, 2/15/2014	106,964
245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	263,420
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	119,318
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	112,494
630,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	799,270
Annual Shareholder Report
7

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Integrated—continued
$100,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	$102,853
155,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	158,226
		TOTAL	1,662,545
		Energy - Oil Field Services—1.5%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	38,059
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	132,276
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	101,297
100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	104,391
50,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	51,354
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	173,274
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	179,236
		TOTAL	779,887
		Energy - Refining—1.0%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	190,222
250,000		Valero Energy Corp., 9.375%, 3/15/2019	344,059
		TOTAL	534,281
		Financial Institution - Banking—9.7%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	219,651
550,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	628,388
30,000		Capital One Capital IV, 6.745%, 2/17/2037	30,000
270,000		Capital One Capital V, 10.25%, 8/15/2039	270,000
150,000		Capital One Capital VI, 8.875%, 5/15/2040	150,000
240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	261,166
350,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	387,975
170,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	189,826
270,000		City National Corp., Note, 5.25%, 9/15/2020	300,962
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	331,376
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	401,378
280,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	331,283
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	129,995
100,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	102,909
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	48,972
200,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	226,435
75,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	81,876
100,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	114,286
250,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	255,336
355,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	379,393
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	62,982
		TOTAL	4,904,189
		Financial Institution - Brokerage—3.0%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	197,209
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	12,074
75,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	75,510
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	171,551
250,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	281,250
200,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 5/21/2019	215,740
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	560,202
		TOTAL	1,513,536
Annual Shareholder Report
8

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—0.3%
$100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	$100,250
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	75,794
		TOTAL	176,044
		Financial Institution - Insurance - Life—5.4%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	94,060
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	105,427
575,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	713,965
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	138,577
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	152,709
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	143,289
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	239,455
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	151,750
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	63,290
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	190,592
450,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	526,426
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	219,353
		TOTAL	2,738,893
		Financial Institution - Insurance - P&C—2.8%
450,000		CNA Financial Corp., 6.50%, 8/15/2016	519,465
50,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	59,031
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	62,751
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	81,874
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	64,536
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	338,145
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	277,072
		TOTAL	1,402,874
		Financial Institution - REITs—3.6%
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	64,455
100,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	119,316
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	372,526
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	269,554
200,000		Liberty Property LP, 6.625%, 10/1/2017	238,850
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	99,578
200,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	242,264
210,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	232,417
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	130,398
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	77,043
		TOTAL	1,846,401
		Technology—3.4%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	121,521
100,000		BMC Software, Inc., 7.25%, 6/1/2018	118,071
50,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	50,811
320,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	385,305
250,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.65%, 12/9/2021	251,173
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	102,681
130,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	148,165
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	225,472
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	80,417
170,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	174,541
Annual Shareholder Report
9

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$60,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	$63,580
		TOTAL	1,721,737
		Transportation - Airlines—0.6%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	87,447
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	243,608
		TOTAL	331,055
		Transportation - Railroads—1.5%
200,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.05%, 3/15/2022	206,578
100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 7.00%, 2/1/2014	106,779
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	221,878
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	131,249
100,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	113,217
		TOTAL	779,701
		Transportation - Services—2.2%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	365,931
420,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	439,776
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	106,524
180,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 7.20%, 9/1/2015	206,260
		TOTAL	1,118,491
		Utility - Electric—6.1%
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	95,120
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	272,412
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	85,360
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	121,333
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	68,471
300,000		Dominion Resources, Inc., Unsecd. Note, Series B, 5.95%, 6/15/2035	380,006
100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	103,005
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	177,710
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	116,383
150,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	179,083
420,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	481,060
45,088	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	48,000
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	295,882
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	55,309
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	225,108
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	37,724
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	93,114
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	268,309
		TOTAL	3,103,389
		Utility - Natural Gas Distributor—0.5%
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	46,755
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	99,451
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	87,973
		TOTAL	234,179
		Utility - Natural Gas Pipelines—4.9%
75,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	80,700
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	75,478
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	88,814
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	237,814
Annual Shareholder Report
10

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Pipelines—continued
$500,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	$535,092
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	370,604
370,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	458,253
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	285,553
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	200,252
120,000		Williams Partners LP, 5.25%, 3/15/2020	138,327
		TOTAL	2,470,887
		TOTAL CORPORATE BONDS (IDENTIFIED COST $41,854,330)	46,136,293
		MUNICIPAL BOND—0.4%
		Municipal Services—0.4%
180,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $180,000)	183,476
		FOREIGN Governments/Agencies—4.8%
		Sovereign—4.8%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	723,000
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	236,000
250,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	287,875
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	358,350
190,000		Peru, Government of, 6.55%, 3/14/2037	274,550
206,000		United Mexican States, 6.75%, 9/27/2034	296,640
210,000		United Mexican States, Note, 5.625%, 1/15/2017	243,600
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,061,326)	2,420,015
		U.S. Treasury—1.5%
800,000		United States Treasury Note, 1.625%, 11/15/2022 (IDENTIFIED COST $797,479)	790,312
		MUTUAL FUND—1.4%
700,268	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	700,268
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $45,593,403)[5]	50,230,364
		OTHER ASSETS AND LIABILITIES – NET—0.8%[6]	419,882
		TOTAL NET ASSETS—100%	$50,650,246
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $6,709,489, which represented 13.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, these liquid restricted securities amounted to $6,709,489, which represented 13.2% of total net assets.
3	Affiliated holding.
4	7-Day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Annual Shareholder Report
11

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$46,136,293	$—	$46,136,293
Municipal Bond	—	183,476	—	183,476
Foreign Governments/Agencies	—	2,420,015	—	2,420,015
U.S. Treasury	—	790,312	—	790,312
Mutual Fund	700,268	—	—	700,268
TOTAL SECURITIES	$700,268	$49,530,096	$—	$50,230,364
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.73	$10.78	$10.37	$8.76	$10.21
Income From Investment Operations:
Net investment income	0.54	0.57	0.57	0.59	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	0.73	0.18	0.41	1.61	(1.44)
TOTAL FROM INVESTMENT OPERATIONS	1.27	0.75	0.98	2.20	(0.86)
Less Distributions:
Distributions from net investment income	(0.54)	(0.57)	(0.57)	(0.59)	(0.58)
Distributions from net realized gain on investments and futures contracts	(0.05)	(0.23)	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.59)	(0.80)	(0.57)	(0.59)	(0.59)
Net Asset Value, End of Period	$11.41	$10.73	$10.78	$10.37	$8.76
Total Return[1]	12.03%	7.12%	9.56%	25.84%	(8.75)%
Ratios to Average Net Assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.81%	5.19%	5.28%	6.01%	6.03%
Expense waiver/reimbursement[3]	0.61%	0.80%	0.85%	1.68%	2.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,650	$36,321	$46,004	$30,886	$12,525
Portfolio turnover	30%	80%	31%	42%	89%
1	Based on net asset value.
2	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
December 31, 2012
Assets:
Total investment in securities, at value including $700,268 of investment in an affiliated holding (Note 5) (identified cost $45,593,403)		$50,230,364
Income receivable		670,708
TOTAL ASSETS		50,901,072
Liabilities:
Payable for shares redeemed	$19,123
Income distribution payable	190,407
Payable to adviser (Note 5)	1,838
Payable for Directors'/Trustees' fees	594
Payable for auditing fees	25,950
Payable for share registration costs	6,821
Accrued expenses	6,093
TOTAL LIABILITIES		250,826
Net assets for 4,437,666 shares outstanding		$50,650,246
Net Assets Consist of:
Paid-in capital		$45,983,777
Net unrealized appreciation of investments		4,636,961
Accumulated net realized gain on investments and futures contracts		24,164
Undistributed net investment income		5,344
TOTAL NET ASSETS		$50,650,246
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$50,650,246 ÷ 4,437,666 shares outstanding, no par value, unlimited shares authorized		$11.41
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended December 31, 2012
Investment Income:
Interest			$2,127,769
Dividends received from an affiliated holding (Note 5)			1,074
TOTAL INCOME			2,128,843
Expenses:
Administrative fee (Note 5)		$112,671
Custodian fees		10,086
Transfer and dividend disbursing agent fees and expenses		6,466
Directors'/Trustees' fees		2,345
Auditing fees		25,925
Legal fees		8,262
Portfolio accounting fees		64,140
Share registration costs		23,070
Printing and postage		10,899
Insurance premiums		3,602
Miscellaneous		2,580
TOTAL EXPENSES		270,046
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(16,387)
Reimbursement of other operating expenses	(253,659)
TOTAL WAIVER AND REIMBURSEMENT		(270,046)
Net expenses			—
Net investment income			2,128,843
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			583,121
Net realized loss on futures contracts			(307,582)
Net change in unrealized appreciation of investments			2,546,663
Net change in unrealized depreciation of futures contracts			34,491
Net realized and unrealized gain on investments and futures contracts			2,856,693
Change in net assets resulting from operations			$4,985,536
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Changes in Net Assets
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,128,843	$2,226,630
Net realized gain on investments and futures contracts	275,539	823,322
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,581,154	(11,259)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,985,536	3,038,693
Distributions to Shareholders:
Distributions from net investment income	(2,126,552)	(2,226,103)
Distributions from net realized gain on investments and futures contracts	(224,716)	(788,367)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,351,268)	(3,014,470)
Share Transactions:
Proceeds from sale of shares	17,707,480	17,427,295
Net asset value of shares issued to shareholders in payment of distributions declared	14,995	76,117
Cost of shares redeemed	(6,027,291)	(27,210,376)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,695,184	(9,706,964)
Change in net assets	14,329,452	(9,682,741)
Net Assets:
Beginning of period	36,320,794	46,003,535
End of period (including undistributed net investment income of $5,344 and $3,053, respectively)	$50,650,246	$36,320,794
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
December 31, 2012
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report
17

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At December 31, 2012, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $3,694,301. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(307,582)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$34,491
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2012	2011
Shares sold	1,594,588	1,593,526
Shares issued to shareholders in payment of distributions declared	1,321	7,140
Shares redeemed	(543,924)	(2,481,311)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,051,985	(880,645)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$2,126,552	$2,226,103
Long-term capital gains	$224,716	$788,367
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$6,854
Undistributed long-term capital gains	$22,654
Net unrealized appreciation	$4,636,961
At December 31, 2012, the cost of investments for federal tax purposes was $45,593,403. The net unrealized appreciation of investments for federal tax purposes was $4,636,961. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,636,961.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the year ended December 31, 2012, the Adviser reimbursed $253,659 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2012, FAS waived $16,387 of its fee. The net fee paid to FAS was 0.217% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the year ended December 31, 2012, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2011	480,533
Purchases/Additions	21,012,877
Sales/Reductions	20,793,142
Balance of Shares Held 12/31/2012	700,268
Value	$700,268
Dividend Income	$1,074
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$18,440,661
Sales	$7,818,722
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2012, the amount of long-term capital gains designated by the Fund was $224,716.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated Corporate Bond Strategy Portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Corporate Bond Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Corporate Bond Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 25, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,065.30	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.14	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: October 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: October 2005	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Officer since: October 2005 Portfolio Manager since: inception	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust with respect to the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Jerome Conner Birth Date: June 3, 1968 Vice President Officer since: June 2012 Portfolio Manager since: February 2010	Principal Occupations: Jerome Conner, CFA, has been the Fund's Portfolio Manager since February 2010. He is Vice President of the Trust with respect to the Fund. Mr. Conner joined Federated in 2002 as an Investment Analyst, responsible for research and competitive analysis in the domestic fixed income area concentrating on high-grade corporate and commercial mortgage-backed securities. He became an Assistant Vice President of the Fund's Adviser in 2004 and a Vice President and Senior Investment Analyst in 2007. Previous associations: Associate, Riggs Capital Partners; Associate, Allied Capital; Relationship Manager, Mellon Bank Corporate Banking Department; Officer, U.S. Marine Corps.; B.S., U.S. Naval Academy; M.S., Boston University.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Corporate Bond Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
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communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year, three-year and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforst being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Corporate Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
36217 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2012
Ticker	FHYSX

Federated High-Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 15.44%. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 15.78% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
MARKET OVERVIEW
The high-yield market2 had its fourth straight year of positive total returns in 2012, due to several factors. First, the U.S. economy continued to experience slow but positive growth, despite very weak economic conditions in Europe and concerns about the threat of simultaneous spending cuts and tax increases in the U.S. that were slated to occur at the end of 2012 (i.e., the “fiscal cliff”). Also, central banks worldwide adopted aggressive pro-growth policies designed to ward off recession. In addition, corporate credit measures, led by expanding earnings and cash flow, remained strong resulting in below average default rates. Finally, low interest rates on a global scale encouraged investors to increase their risk appetite resulting in strong demand for high-yield securities. The benefit of these factors can be illustrated by the decline in the yield spread between high-yield bonds and U.S. Treasury securities which, according to the Credit Suisse High Yield Bond Index,3 went from 728 basis points on December 31, 2011 to 554 basis points on December 31, 2012.4
Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI included: Home Construction, Wireless Telecommunications, Financial Institutions, Building Materials and Services. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Metals, Consumer Products, Energy, Media Cable and Electric Utilities. Consistent with the strong performance of the BHY2%ICI, the lowest quality “CCC”-rated sector led the way returning 18.34%, followed by the “B”-rated sector which returned 15.53% and the highest quality “BB”-rated sector lagging at a still-attractive absolute return of 14.49%.
Fund Performance
The Fund underperformed the BHY2%ICI for the 12-month reporting period. The Fund was negatively affected by its security selection in the Consumer Products, Technology, Chemical and Automotive sectors. An underweight to the Financial Institution sector also negatively affected Fund performance. Furthermore, an underweight to the Home Construction sector detracted from Fund performance relative to the BHY2%ICI. The Fund's cash position had a negative effect on Fund performance, given low cash rates and strong returns for the overall market. Specific Fund holdings that substantially underperformed the BHY2%ICI included: ATP Oil & Gas, Edison Mission Energy, Advanced Micro Devices, Allen Systems and Altegrity.
The Fund benefited from strong security selection in the Healthcare, Building Material, Packaging and Retail sectors. The Fund's performance also benefited from an underweight to the Metals, Media Cable, Energy and Supermarket sectors. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Sprint, Nortek, DJO Finance LLC, Ply Gem and Ally Financial.
1	Barclays Capital changed the name of “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BHYI). The BHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and it is not possible to invest directly in an index.
2	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
3	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated High-Yield Strategy Portfolio (the “Fund”) from December 24, 2008 (start of performance) to December 31, 2012, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI).2
Average Annual Total Returns for the Period Ended 12/31/2012
1 Year	15.44%
Start of Performance*	22.21%
*	The Fund's start of performance date was December 24, 2008.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	Barclays Capital changed the name of the BHY2%ICI index from “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2012, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	14.0%
Health Care	10.2%
Energy	8.9%
Automotive	6.4%
Media - Non-cable	5.9%
Retailers	4.9%
Food & Beverage	4.7%
Financial Institutions	4.6%
Packaging	4.3%
Consumer Products	3.8%
Wireless Communications	3.5%
Building Materials	3.4%
Utility - Natural Gas	3.2%
Gaming	3.1%
Industrial - Other	3.1%
Chemicals	2.6%
Other[3]	11.5%
Cash Equivalents[4]	1.0%
Other Assets and Liabilities—Net [5]	0.9%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the BHY2%ICI. Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities.
Annual Shareholder Report

Portfolio of Investments
December 31, 2012
Shares			Value
		MUTUAL FUND—100.2%
1,961,758	[1]	High Yield Bond Portfolio	$13,104,543
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $12,980,219)[2]	13,104,543
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(20,448)
		TOTAL NET ASSETS—100%	$13,084,095
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Annual Report is included with this Report.
2	The cost of investments for federal tax purposes amounts to $12,984,398.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio (HYCORE) is an affiliated holding offered only to registered investment companies and other accredited investors.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,				Period Ended 12/31/2008[1]
	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.32	$13.79	$14.18	$10.41	$10.00
Income From Investment Operations:
Net investment income	1.22	1.22	1.40	1.27	0.03
Net realized and unrealized gain (loss) on investments	0.76	(0.41)	0.62	3.92	0.41
TOTAL FROM INVESTMENT OPERATIONS	1.98	0.81	2.02	5.19	0.44
Less Distributions:
Distributions from net investment income	(1.22)	(1.22)	(1.40)	(1.27)	(0.03)
Distributions from net realized gain on investments	(0.03)	(0.06)	(1.01)	(0.15)	—
TOTAL DISTRIBUTIONS	(1.25)	(1.28)	(2.41)	(1.42)	(0.03)
Net Asset Value, End of Period	$14.05	$13.32	$13.79	$14.18	$10.41
Total Return[2]	15.44%	6.09%	15.07%	52.35%	4.38%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%[4]
Net investment income	8.89%	8.98%	9.68%	9.42%	16.78%[4]
Expense waiver/reimbursement[5]	2.08%	3.07%	2.92%	7.69%	932.30%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,084	$8,900	$9,720	$9,156	$435
Portfolio turnover	35%	82%	125%	40%	0%
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to December 31, 2008.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2012
Assets:
Total investment in an affiliated holding (Note 5) (identified cost $12,980,219)		$13,104,543
Cash		5,098
Receivable for investments sold		105,000
TOTAL ASSETS		13,214,641
Liabilities:
Income distribution payable	$95,861
Payable to adviser (Note 5)	760
Payable for Directors'/Trustees' fees	524
Payable for auditing fees	24,450
Payable for share registration costs	4,799
Accrued expenses	4,152
TOTAL LIABILITIES		130,546
Net assets for 931,246 shares outstanding		$13,084,095
Net Assets Consist of:
Paid-in capital		$12,877,498
Net unrealized appreciation of investments		124,324
Accumulated net realized gain on investments		82,273
TOTAL NET ASSETS		$13,084,095
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$13,084,095 ÷ 931,246 shares outstanding, no par value, unlimited shares authorized		$14.05
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2012
Investment Income:
Dividends received from an affiliated holding (Note 5)			$964,579
Expenses:
Administrative fee (Note 5)		$103,205
Custodian fees		3,099
Transfer and dividend disbursing agent fees and expenses		2,751
Directors'/Trustees' fees		2,032
Auditing fees		24,426
Legal fees		8,261
Portfolio accounting fees		41,932
Share registration costs		20,598
Printing and postage		15,593
Insurance premiums		3,549
Miscellaneous		470
TOTAL EXPENSES		225,916
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(16,600)
Reimbursement of other operating expenses	(209,316)
TOTAL WAIVER AND REIMBURSEMENT		(225,916)
Net expenses			—
Net investment income			964,579
Realized and Unrealized Gain on Investments:
Net realized gain on sales of investments in an affiliated holding (Note 5)			138,410
Realized gain distribution from affiliated investment company shares (Note 5)			64,600
Net change in unrealized depreciation of investments			349,872
Net realized and unrealized gain on investments			552,882
Change in net assets resulting from operations			$1,517,461
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$964,579	$841,149
Net realized gain (loss) on investments	203,010	(93,081)
Net change in unrealized appreciation/depreciation of investments	349,872	(344,031)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,517,461	404,037
Distributions to Shareholders:
Distributions from net investment income	(964,579)	(841,149)
Distributions from net realized gain on investments	(27,656)	(43,729)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(992,235)	(884,878)
Share Transactions:
Proceeds from sale of shares	6,261,431	6,346,928
Cost of shares redeemed	(2,602,941)	(6,686,118)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,658,490	(339,190)
Change in net assets	4,183,716	(820,031)
Net Assets:
Beginning of period	8,900,379	9,720,410
End of period	$13,084,095	$8,900,379
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
December 31, 2012
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated High-Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2012	2011
Shares sold	451,098	467,532
Shares redeemed	(188,202)	(504,077)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	262,896	(36,545)
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$991,868	$884,878
Long-term capital gains	$367	—
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$28,846
Undistributed long-term capital gains	57,606
Net unrealized appreciation	$120,145
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At December 31, 2012, the cost of investments for federal tax purposes was $12,984,398. The net unrealized appreciation of investments for federal tax purposes was $120,145. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $120,145.
The Fund used capital loss carryforwards of $88,426 to offset taxable capital gains realized during the year ended December 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the year ended December 31, 2012, the Adviser reimbursed $209,316 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, FAS waived $16,600 of its fee. The net fee paid to FAS was 0.798% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2012, were as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2011	1,410,233
Purchases/Additions	1,129,031
Sales/Reductions	577,506
Balance of Shares Held 12/31/2012	1,961,758
Value	$13,104,543
Dividend Income	$964,579
Capital Gain Distribution	$64,600
The Fund invests in High Yield Bond Portfolio (“HYCORE”), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of HYCORE. The financial statements of HYCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the portfolio in which the Fund invested 100.2% of its net assets at December 31, 2012. The financial statements of HYCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$7,439,203
Sales	$3,808,500
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
9. federal tax information (unaudited)
For the year ended December 31, 2012, the amount of long-term capital gains designated by the Fund was $367.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated High-Yield Strategy Portfolio:
We have audited the accompanying statement of assets and liabilities of Federated High-Yield Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated High-Yield Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 25, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,070.30	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.14	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund.
Annual Shareholder Report

Management's Discussion of Fund Performance (unaudited)–High Yield Bond Portfolio
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 15.44%. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 15.78% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
MARKET OVERVIEW
The high-yield2 market had its fourth straight year of positive total returns in 2012, due to several factors. First, the U.S. economy continued to experience slow but positive growth, despite very weak economic conditions in Europe and concerns about the threat of simultaneous spending cuts and tax increases in the United States that were slated to occur at the end of 2012 (i.e., the “ fiscal cliff”). Also, central banks worldwide adopted aggressive pro-growth policies designed to ward off recession. In addition, corporate credit measures, led by expanding earnings and cash flow, remained strong resulting in below average default rates. Finally, low interest rates on a global scale encouraged investors to increase their risk appetite resulting in strong demand for high-yield securities. The benefit of these factors can be illustrated by the decline in the yield spread between high-yield bonds and U.S. Treasury securities which, according to the Credit Suisse High Yield Bond Index,3 went from 728 basis points on December 31, 2011 to 554 basis points on December 31, 2012.4
Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI included: Home Construction, Wireless Telecommunications, Financial Institutions, Building Materials and Services. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Metals, Consumer Products, Energy, Media Cable and Electric Utilities. Consistent with the strong performance of the BHY2%ICI, the lowest quality “CCC”-rated sector led the way returning 18.34%, followed by the “B”-rated sector which returned 15.53% and the highest quality “BB”-rated sector lagging at a still-attractive absolute return of 14.49%.
Fund Performance
The Fund underperformed the BHY2%ICI for the 12-month reporting period. The Fund was negatively affected by its security selection in the Consumer Products, Technology, Chemical and Automotive sectors. An underweight to the Financial Institution sector also negatively affected Fund performance. Furthermore, an underweight to the Home Construction sector detracted from Fund performance relative to the BHY2%ICI. The Fund's cash position had a negative effect on Fund performance, given low cash rates and strong returns for the overall market. Specific Fund holdings that substantially underperformed the BHY2%ICI included: ATP Oil & Gas, Edison Mission Energy, Advanced Micro Devices, Allen Systems and Altegrity.
The Fund benefited from strong security selection in the Healthcare, Building Material, Packaging and Retail sectors. The Fund's performance also benefited by an underweight relative to the BHY2%ICI in the Metals, Mining, Media Cable, Energy and Consumer Products sectors. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Sprint, Nortek, DJO Finance LLC, Ply Gem and Ally Financial.
1	Barclays Capital changed the name of “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BHYI). The BHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and it is not possible to invest directly in an index.
2	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
3	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Portfolio (the “Fund”) from December 31, 2002 to December 31, 2012, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI).2
Average Annual Total Returns for the Period Ended 12/31/2012
1 Year	15.44%
5 Years	10.33%
10 Years	10.58%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At December 31, 2012, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	14.0%
Health Care	10.2%
Energy	8.8%
Automotive	6.4%
Media – Non-Cable	5.9%
Retailers	4.9%
Food & Beverage	4.7%
Financial Institutions	4.6%
Packaging	4.3%
Consumer Products	3.8%
Building Materials	3.4%
Wireless Communications	3.4%
Utility - Natural Gas	3.3%
Gaming	3.1%
Industrial - Other	3.1%
Chemicals	2.6%
Other[2]	11.4%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities—Net[4]	1.1%
TOTAL	100.0%
1	Barclays Capital changed the name of “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index” (BHY2%ICI). Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the BHY2%ICI. Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
December 31, 2012
Principal Amount or Shares			Value
		Corporate Bonds—97.5%
		Aerospace/Defense—1.0%
$3,025,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$2,283,875
5,625,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	5,990,625
1,950,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	2,081,625
9,675,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	10,751,344
1,725,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	1,802,625
		TOTAL	22,910,094
		Automotive—6.2%
5,625,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	5,639,063
1,911,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	2,075,824
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,646,500
3,375,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	3,442,500
6,875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	7,493,750
6,525,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	7,210,125
1,700,000	[1,2]	Continental Rubber of America, Sr. Unsecd. Note, Series 144A, 4.50%, 9/15/2019	1,748,270
3,950,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	4,266,000
9,500,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	8,098,750
1,775,000		Ford Motor Credit Co., 4.25%, 2/3/2017	1,902,757
2,450,000		Ford Motor Credit Co., 5.875%, 8/2/2021	2,855,279
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	3,240,860
2,200,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,399,663
2,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	2,347,407
5,600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	6,547,918
1,825,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,207,580
5,150,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	5,574,875
9,000,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	8,392,500
8,700,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	9,613,500
7,175,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	6,636,875
4,975,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	5,547,125
8,775,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	9,959,625
4,875,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	5,216,250
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,757,813
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	463,250
4,429,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	4,982,625
5,425,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	5,967,500
12,850,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	12,801,812
		TOTAL	145,035,996
		Building Materials—3.4%
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,203,562
1,875,000	[1,2]	Building Materials Corp., of America, Bond, Series 144A, 6.75%, 5/1/2021	2,076,563
1,525,000	[1,2]	Building Materials Corp., of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,685,125
4,300,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	4,665,500
7,600,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	8,284,000
7,250,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	7,793,750
8,625,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	8,732,812
3,350,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	3,726,875
3,725,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	4,162,687
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Building Materials—continued
$6,950,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	$7,749,250
2,175,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 9.375%, 4/15/2017	2,321,813
9,075,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	9,846,375
7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,833,375
5,900,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,637,500
		TOTAL	79,719,187
		Chemicals—2.6%
2,325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	2,447,063
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,238,750
8,700,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	7,895,250
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,466,500
3,900,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	3,578,250
2,367,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,372,918
3,075,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,497,812
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,817,750
5,175,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	5,123,250
2,250,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	1,653,750
7,300,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	7,564,625
4,424,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	4,866,400
2,025,000		Rockwood Specialties Group, Inc., Sr. Unsecd. Note, 4.625%, 10/15/2020	2,103,469
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,393,099
		TOTAL	60,018,886
		Construction Machinery—0.7%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,132,500
3,625,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	4,223,125
650,000	[1,2]	United Rentals, Inc., Sr. Secd. Note, Series 144A, 5.75%, 7/15/2018	703,625
7,300,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	8,121,250
925,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	1,019,813
1,175,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 4/15/2022	1,318,937
		TOTAL	16,519,250
		Consumer Products—3.8%
6,850,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	6,884,250
5,950,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	6,158,250
7,525,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,512,656
7,350,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	7,938,000
4,050,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	4,510,688
3,975,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	4,442,063
1,884,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,001,750
8,625,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	8,657,430
6,800,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	6,851,000
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,292,000
1,300,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,059,500
7,175,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	7,515,812
6,550,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	7,041,250
300,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	315,750
800,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.625%, 11/15/2022	860,000
350,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	399,000
12,850,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	11,597,125
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Products—continued
$2,050,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	$2,162,750
		TOTAL	89,199,274
		Energy—8.8%
5,300,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	609,500
6,100,000	[1,2]	Antero Resources Corp., 6.00%, 12/1/2020	6,206,750
2,875,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	2,875,000
2,875,000	[1,2]	Basic Energy Services, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 10/15/2022	2,817,500
4,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	4,258,375
750,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	810,000
3,000,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	3,315,000
2,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,168,250
6,125,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	6,997,812
1,825,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	1,925,375
2,025,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	2,204,719
4,375,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	4,637,500
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,528,812
5,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	5,187,937
4,700,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	4,453,250
1,750,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,885,625
2,950,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	3,171,250
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	6,087,125
3,625,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	3,697,500
1,725,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	1,863,000
2,275,000		Concho Resources, Inc., 5.50%, 4/1/2023	2,394,437
3,525,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	3,948,000
1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,381,250
842,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	951,460
1,800,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	1,962,000
8,450,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	9,569,625
3,025,000	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	3,006,094
2,200,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	2,414,500
5,150,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	5,909,625
6,225,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	5,571,375
8,700,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	9,178,500
7,975,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	8,054,750
3,750,000	[1,2]	Halcon Resources Corp., Sr. Note, Series 144A, 8.875%, 5/15/2021	3,993,750
6,850,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	7,432,250
3,375,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	3,611,250
6,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	7,582,875
2,950,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	2,802,500
5,000,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,412,500
4,850,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	5,177,375
3,150,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,394,125
2,725,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	2,725,000
6,450,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	6,933,750
2,600,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,931,500
1,875,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	2,053,125
1,550,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	1,666,250
1,475,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,585,625
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$7,600,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	$8,360,000
1,425,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	1,592,438
1,525,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,639,375
1,675,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	1,746,188
3,400,000	[1,2]	W&T Offshore, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/15/2019	3,672,000
7,225,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	7,803,000
		TOTAL	205,156,772
		Entertainment—1.0%
5,775,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	6,525,750
6,675,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	7,425,937
800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	888,000
975,000	[1,2]	Cinemark USA, Inc., Series 144A, 5.125%, 12/15/2022	992,063
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,700,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,887,000
6,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	6,065,125
		TOTAL	23,783,875
		Environmental—0.2%
4,475,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	4,721,125
		Financial Institutions—4.6%
5,850,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	7,085,812
2,555,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	3,248,044
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	4,366,500
10,500,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	11,720,625
5,550,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	6,163,774
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	2,981,399
1,825,000		CIT Group, Inc., 5.00%, 5/15/2017	1,943,625
9,625,000		CIT Group, Inc., 5.25%, 3/15/2018	10,346,875
725,000		CIT Group, Inc., 5.375%, 5/15/2020	795,688
1,850,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	1,933,250
5,125,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,816,875
2,075,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,145,722
5,050,000		International Lease Finance Corp., 5.875%, 8/15/2022	5,353,359
1,900,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,973,777
2,325,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,487,750
1,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,314,500
4,300,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	4,848,250
12,800,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	14,848,000
1,025,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	1,209,582
2,600,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,769,000
2,825,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	2,973,312
10,575,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	10,575,000
		TOTAL	106,900,719
		Food & Beverage—4.7%
7,125,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	7,312,102
8,225,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	8,276,488
2,130,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,300,400
1,700,000		Constellation Brands, Inc., 4.625%, 3/1/2023	1,785,000
925,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	1,067,219
8,000,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	8,820,000
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Food & Beverage—continued
$6,475,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	$7,478,625
12,550,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	13,146,125
13,750,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	15,262,500
4,700,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	4,805,750
1,875,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	2,006,250
5,104,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	5,206,080
3,300,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	3,473,250
6,525,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	7,226,438
2,825,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,305,250
18,150,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	18,603,750
		TOTAL	110,075,227
		Gaming—3.1%
6,600,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	6,930,000
5,991,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	6,185,707
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	3,184,594
1,650,000		Caesars Entertainment, Inc., Series WI, 8.50%, 2/15/2020	1,642,781
1,925,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,900,938
13,150,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	14,152,687
6,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	6,476,875
5,800,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	6,249,500
2,500,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	2,559,375
2,800,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	3,136,000
1,200,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,374,000
5,250,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	5,722,500
5,385,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,469,491
2,700,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	2,932,875
4,725,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	5,091,188
		TOTAL	73,008,511
		Health Care—10.2%
6,450,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	6,441,938
9,150,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	9,756,187
8,025,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	8,225,625
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	5,439,000
8,800,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,514,000
1,825,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	1,633,375
2,000,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	2,195,000
5,650,000	[1,2]	DJO Finance LLC, Series 144A, 9.875%, 4/15/2018	5,861,875
5,550,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,876,063
11,350,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	12,520,469
7,725,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	8,545,781
11,725,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	12,780,250
4,000,000		HCA, Inc., Revolver - 1st Lien, 5.875%, 3/15/2022	4,370,000
2,300,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,386,250
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,954,250
9,500,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	10,711,250
22,375,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	25,731,250
3,900,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	4,221,750
10,050,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	9,547,500
4,475,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	4,721,125
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Health Care—continued
$7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	$8,863,500
11,550,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	12,936,000
6,575,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	7,331,125
6,500,000		PSS World Medical, Inc., Series WI, 6.375%, 3/1/2022	7,702,500
5,150,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	4,635,000
6,025,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	6,717,875
1,775,000		Universal Hospital Services, Inc., Floating Rate Note—Sr. Secured Note, 3.902%, 6/1/2015	1,776,109
4,475,000	[1,2]	Universal Hospital Services, Inc., Series 144A, 7.625%, 8/15/2020	4,726,719
13,125,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	13,846,875
12,075,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	12,558,000
5,000,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	5,350,000
		TOTAL	238,876,641
		Industrial - Other—3.1%
1,350,000		American Tire Distributors, Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/1/2017	1,437,750
1,600,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,720,000
6,275,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	6,478,938
2,725,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,820,375
5,600,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	6,020,000
5,275,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	5,486,000
750,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	780,000
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	5,894,906
4,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	3,880,250
1,700,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	1,810,500
4,175,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	4,300,250
2,450,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,523,500
3,550,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	3,567,750
3,600,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	4,122,000
4,400,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,565,000
6,700,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,294,625
2,775,000	[1,2]	The Hillman Group, Inc., Series 144A, 10.875%, 5/31/2018	2,997,000
6,350,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	6,858,000
666,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	742,590
		TOTAL	73,299,434
		Lodging—0.2%
1,175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,307,188
2,475,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	2,629,687
		TOTAL	3,936,875
		Media - Cable—1.5%
2,675,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	2,798,719
2,500,000		Charter Communications Holdings II, 5.125%, 2/15/2023	2,506,250
2,175,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,387,062
1,275,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,421,625
4,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	4,380,000
1,325,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,432,656
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	900,000
3,525,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,820,219
1,525,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,597,438
9,075,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	9,801,000
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Cable—continued
$4,200,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	$4,315,500
		TOTAL	35,360,469
		Media - Non-Cable—5.9%
3,575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	4,111,250
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	3,156,250
11,625,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	10,433,437
6,250,000	[1,2]	Clear Channel Worldwide, 6.50%, 11/15/2022	6,515,625
1,150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	1,152,875
2,350,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	2,426,375
8,650,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	8,758,125
10,225,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	11,567,031
7,475,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,381,562
7,025,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,762,625
4,661,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	5,080,490
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,949,250
2,750,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	2,849,688
2,500,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 7.25%, 10/15/2020	2,725,000
1,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,755,000
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	2,602,625
2,550,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	2,830,500
3,750,000	[1,2]	Lamar Media Corp., Series 144A, 5.00%, 5/1/2023	3,871,875
1,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,471,500
1,550,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,708,875
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,385,313
4,425,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	4,425,000
9,125,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,140,156
3,150,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	3,583,125
4,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	4,491,375
7,850,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	7,928,500
6,250,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	6,890,625
4,350,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,872,000
		TOTAL	138,826,052
		Metals & Mining—0.2%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
5,450,000	[1,2]	PVR Partners, LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	5,899,625
		TOTAL	5,899,808
		Packaging—4.3%
10,725,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,743,875
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,316,250
2,900,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	3,204,500
3,325,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	3,707,375
5,775,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	5,803,875
1,000,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	1,101,250
2,075,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	2,202,094
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,147,000
6,600,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,930,000
9,275,000	[1,2]	Reynolds Group, Series 144A, 5.75%, 10/15/2020	9,599,625
1,000,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	1,117,500
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Packaging—continued
$11,500,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	$11,730,000
4,500,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	4,635,000
4,900,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	5,120,500
10,150,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	10,911,250
1,850,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	1,998,000
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,390,250
11,875,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	13,626,562
		TOTAL	101,284,906
		Paper—0.4%
1,850,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	2,025,750
1,000,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,095,000
850,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	922,250
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,998,000
4,045,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	4,267,475
		TOTAL	10,308,475
		Restaurants—1.4%
12,665,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	14,453,931
9,125,000		NPC International/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	10,630,625
7,200,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.808%, 3/15/2014	7,182,000
		TOTAL	32,266,556
		Retailers—4.9%
3,375,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	3,434,062
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,805,000
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,915,000
7,700,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	6,891,500
6,450,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	6,538,687
12,725,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	13,011,312
3,950,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	4,838,750
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	846,688
8,900,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	9,812,250
2,000,000	[1,2]	Michaels Stores, Inc., Sr. Note, Series 144A, 7.75%, 11/1/2018	2,205,000
9,050,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	9,344,125
9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	10,230,125
2,825,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	3,043,938
1,775,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	1,861,505
3,125,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	3,448,497
725,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	790,250
6,175,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	6,854,250
11,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	11,846,676
2,225,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	2,302,875
5,550,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	5,758,680
		TOTAL	114,779,170
		Services—1.4%
7,125,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	7,552,500
8,300,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	8,777,250
5,675,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	5,873,625
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,731,000
3,050,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	3,179,625
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Services—continued
$2,000,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	$2,080,000
		TOTAL	32,194,000
		Technology—14.0%
2,950,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	2,441,125
475,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	400,188
7,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	6,422,500
5,700,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	4,275,000
7,475,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	6,839,625
3,187,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	3,422,041
13,875,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	15,089,062
10,000,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	11,000,000
8,150,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	8,903,875
11,600,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	12,557,000
6,150,000		Emdeon, Inc., 11.00%, 12/31/2019	7,134,000
11,875,000		Epicor Software Corp., 8.625%, 5/1/2019	12,528,125
1,950,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	2,130,375
5,050,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	5,738,063
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,820,000
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	8,944,500
17,175,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	17,647,312
6,375,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	6,869,062
6,225,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	6,831,937
2,175,000		GXS WORLDWIDE, INC., Sr. Secd. Note, 9.75%, 6/15/2015	2,275,594
2,900,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	2,900,000
6,925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	7,539,594
5,925,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	5,880,563
6,425,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	7,260,250
850,000		Iron Mountain, Inc., 5.75%, 8/15/2024	864,875
3,650,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,133,625
9,450,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	9,367,312
16,350,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	19,211,250
4,150,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	4,679,125
9,350,000		Lender Processing Services, 5.75%, 4/15/2023	9,747,375
6,575,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	7,396,875
5,475,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	5,009,625
2,725,000	[1,2]	NCR Corp., Series 144A, 4.625%, 2/15/2021	2,738,625
3,375,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	3,446,719
6,700,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	7,035,000
4,509,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,644,270
4,750,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	3,372,500
2,600,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	2,869,750
5,750,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,468,750
1,875,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	2,003,906
1,550,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,670,125
8,500,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	9,137,500
8,775,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	9,038,250
3,925,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	4,121,250
6,450,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	6,627,375
1,850,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	2,030,375
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$11,850,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	$12,709,125
3,000,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	3,510,000
4,650,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	4,824,375
7,825,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	8,314,063
5,450,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	5,368,250
		TOTAL	327,190,061
		Textile—0.1%
1,350,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,370,250
		Transportation—0.4%
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,946,500
1,300,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,443,000
650,000	[1,2]	Hertz Corp., Series 144A, 5.875%, 10/15/2020	682,500
1,700,000	[1,2]	Hertz Corp., Series 144A, 6.25%, 10/15/2022	1,819,000
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,428,562
		TOTAL	9,319,562
		Utility - Electric—1.7%
6,683,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	7,418,130
2,775,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	2,969,250
4,575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	5,101,125
3,525,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	3,992,063
861,965	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	734,982
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,884,375
9,425,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	10,508,875
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,979,125
1,700,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	1,827,500
1,650,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	1,773,750
2,100,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	1,653,750
		TOTAL	39,842,925
		Utility - Natural Gas—3.3%
6,700,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,808,875
3,800,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	4,113,500
4,975,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	5,366,781
7,275,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	7,893,375
5,475,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	6,204,062
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,827,657
13,225,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	15,341,000
3,000,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	3,225,000
3,025,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	3,130,875
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,796,000
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,716,000
731,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	787,653
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,681,125
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,034,500
5,615,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	6,134,387
1,525,000		Targa Resources, Inc., 6.875%, 2/1/2021	1,677,500
1,500,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	1,642,500
		TOTAL	78,380,790
		Wireless Communications—3.4%
1,175,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,304,250
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Wireless Communications—continued
$3,475,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	$3,796,438
2,825,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,051,000
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,188,000
12,000,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	13,260,000
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,877,312
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,981,250
11,375,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	11,886,875
17,350,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	18,998,250
7,300,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	9,033,750
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,990,125
1,150,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	1,187,375
		TOTAL	80,554,625
		Wireline Communications—1.0%
2,275,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	2,385,906
3,075,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	3,286,406
4,350,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	4,844,813
5,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	5,666,625
1,725,000	[1,2]	TW Telecom, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 10/1/2022	1,813,406
4,475,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	4,911,313
		TOTAL	22,908,469
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,169,384,838)	2,283,647,984
		COMMON STOCKS—0.1%
		Automotive—0.1%
51,301	[3]	General Motors Co.	1,479,008
12,879	[3]	Motors Liquidation Co.	273,034
		TOTAL	1,752,042
		Media - Non-Cable—0.0%
5,200,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests)	65,000
		Metals & Mining—0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	0
		Other—0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,401,373)	1,817,042
		PREFERRED STOCK—0.2%
		Finance - Commercial—0.2%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $1,352,990)	4,223,541
		WARRANTS—0.1%
		Automotive—0.1%
46,637	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	909,422
46,637	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	582,496
		TOTAL WARRANTS (IDENTIFIED COST $5,137,860)	1,491,918
Annual Shareholder Report

Principal Amount or Shares			Value
		MUTUAL FUND—1.0%
23,029,111	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	$23,029,111
		TOTAL INVESTMENTS-98.9% (IDENTIFIED COST $2,205,306,172)[8]	2,314,209,596
		OTHER ASSETS AND LIABILITIES - NET—1.1%[9]	26,306,872
		TOTAL NET ASSETS—100%	$2,340,516,468
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $841,557,094, which represented 36.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, these liquid restricted securities amounted to $834,263,237, which represented 35.6% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holding.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $2,205,829,331.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,283,647,801	$183	$2,283,647,984
Equity Securities:
Common Stock
Domestic	1,752,042	—	65,000[1]	1,817,042
International	—	—	0	0
Preferred Stock
Domestic	—	4,223,541	—	4,223,541
Warrants	1,491,918	—	—	1,491,918
Mutual Fund	23,029,111	—	—	23,029,111
TOTAL SECURITIES	$26,273,071	$2,287,871,342	$65,183	$2,314,209,596
1	Includes $58,500 of a domestic common stock security transferred from Level 2 to Level 3 because the Adviser determined, based on an analysis of the valuation inputs, that this security more appropriately meets the definition of Level 3. This transfer represents the value of the security at the beginning of the period.
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$6.35	$6.55	$6.27	$4.57	$6.61
Income From Investment Operations:
Net investment income	0.53[1]	0.57	0.61	0.57	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.41	(0.19)	0.29	1.69	(2.04)
TOTAL FROM INVESTMENT OPERATIONS	0.94	0.38	0.90	2.26	(1.46)
Less Distributions:
Distributions from net investment income	(0.58)	(0.58)	(0.62)	(0.56)	(0.58)
Distributions from net realized gain on investments	(0.03)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.61)	(0.58)	(0.62)	(0.56)	(0.58)
Net Asset Value, End of Period	$6.68	$6.35	$6.55	$6.27	$4.57
Total Return[2]	15.44%	6.04%	15.06%	51.79%	(23.53)%
Ratios to Average Net Assets:
Net expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.03%
Net investment income	8.04%	8.75%	9.41%	11.01%	10.02%
Expense waiver/reimbursement[4]	0.07%	0.10%	0.10%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,340,516	$1,886,499	$1,995,842	$1,609,205	$887,322
Portfolio turnover	38%	34%	37%	20%	16%
1	Per share numbers have been calculated using average shares method.
2	Based on net asset value.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
December 31, 2012
Assets:
Total investment in securities, at value including $23,029,111 of investment in an affiliated holding (Note 5) (identified cost $2,205,306,172)		$2,314,209,596
Income receivable		42,886,435
TOTAL ASSETS		2,357,096,031
Liabilities:
Payable for shares redeemed	$105,000
Income distribution payable	16,404,123
Payable adviser (Note 5)	2,029
Payable for Directors'/Trustees' fees	2,607
Accrued expenses	65,804
TOTAL LIABILITIES		16,579,563
Net assets for 350,587,215 shares outstanding		$2,340,516,468
Net Assets Consist of:
Paid-in capital		$2,227,062,686
Net unrealized appreciation of investments		108,903,424
Accumulated net realized gain on investments		4,116,240
Undistributed net investment income		434,118
TOTAL NET ASSETS		$2,340,516,468
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,340,516,468 ÷ 350,587,215 shares outstanding, no par value, unlimited shares authorized		$6.68
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Year Ended December 31, 2012
Investment Income:
Interest			$172,486,108
Dividends (including $74,260 received from an affiliated holding (Note 5))			375,260
TOTAL INCOME			172,861,368
Expenses:
Administrative fee (Note 5)		$1,076,377
Custodian fees		78,630
Transfer and dividend disbursing agent fees and expenses		169,993
Directors'/Trustees' fees		15,329
Auditing fees		27,600
Legal fees		8,257
Portfolio accounting fees		202,775
Printing and postage		10,737
Insurance premiums		6,135
Miscellaneous		3,305
TOTAL EXPENSES		1,599,138
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(1,076,377)
Reimbursement of other operating expenses	(522,761)
TOTAL WAIVER AND REIMBURSEMENT		(1,599,138)
Net expenses			—
Net investment income			172,861,368
Realized and Unrealized Gain on Investments:
Net realized gain on investments			48,457,923
Net change in unrealized appreciation of investments			81,075,728
Net realized and unrealized gain on investments			129,533,651
Change in net assets resulting from operations			$302,395,019
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$172,861,368	$168,016,972
Net realized gain on investments	48,457,923	50,595,913
Net change in unrealized appreciation/depreciation of investments	81,075,728	(104,874,354)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	302,395,019	113,738,531
Distributions to Shareholders:
Distributions from net investment income	(190,648,480)	(172,505,203)
Distributions from net realized gain on investments	(11,362,581)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(202,011,061)	(172,505,203)
Share Transactions:
Proceeds from sale of shares	573,600,980	240,058,657
Net asset value of shares issued to shareholders in payment of distributions declared	16,608,391	8,141,279
Cost of shares redeemed	(236,576,067)	(298,775,834)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	353,633,304	(50,575,898)
Change in net assets	454,017,262	(109,342,570)
Net Assets:
Beginning of period	1,886,499,206	1,995,841,776
End of period (including undistributed net investment income of $434,118 and $360,893, respectively)	$2,340,516,468	$1,886,499,206
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
December 31, 2012
1. ORGANIZATION
Federated Core Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower-rated corporate debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “ accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 - 2/8/2011	$2,685,067	$2,283,875
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010 - 2/28/2012	$5,823,719	$4,275,000
CVC Claims Litigation LLC	3/26/1997 - 5/20/1998	$1,676,091	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 - 5/27/2009	$787,003	$734,982
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 - 1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2012	2011
Shares sold	86,881,160	36,857,254
Shares issued to shareholders in payment of distributions declared	2,497,796	1,250,218
Shares redeemed	(35,823,412)	(45,874,569)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	53,555,544	(7,767,097)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for defaulted securities, discount accretion/premium amortization on debt securities and regulatory settlement proceeds.
For the year ended December 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(6,273)	$17,860,337	$(17,854,064)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$190,648,480	$172,505,203
Long term capital gains	$11,362,581	$—
Annual Shareholder Report

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,122,147
Undistributed long term capital gains	$3,951,370
Net unrealized appreciation	$108,380,265
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for wash sales, defaulted bond interest and discount accretion/premium amortization on debt securities.
At December 31, 2012, the cost of investments for federal tax purposes was $2,205,829,331. The net unrealized appreciation of investments for federal tax purposes was $108,380,265. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $144,539,395 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,159,130.
The Fund used capital loss carryforwards of $20,578,054 to offset taxable capital gains realized during the year ended December 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or comingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntary choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntarily reimbursement at any time at its sole discretion. For the year ended December 31, 2012, the Adviser voluntarily reimbursed $522,761 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended December 31, 2012, FAS waived its entire fee of $1,076,377.
Effective September 1, 2012, FAS receives no compensation for providing administrative services to the Fund.
Interfund Transactions
During the year ended December 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,134,031 and $50,750, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2011	16,682,856
Purchases/Additions	732,361,281
Sales/Reductions	726,015,026
Balance of Shares Held 12/31/2012	23,029,111
Value	$23,029,111
Dividend Income	$74,260
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$1,126,291,740
Sales	$803,988,336
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
9. federal tax information (unaudited)
For the year ended December 31, 2012, the amount of long-term capital gains designated by the Fund was $11,362,581.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–High Yield
Bond Portfolio
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF High Yield Bond Portfolio:
We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio, a portfolio of Federated Core Trust, at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 25, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual	$1,000.00	$1,070.40	$0.00
Hypothetical (assuming a 5% return before expenses):	$1,000.00	$1,025.14	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Annual Shareholder Report

Board of Trustee and Trust Officers
The Board of Trustee is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustee who are “interested persons” of the Fund (i.e., “Interested” Trustee) and those who are not (i.e., “ Independent” Trustee). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustee listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustee and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: October 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: October 2005	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: inception	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust with respect to the Fund.. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED HIGH-YIELD STRATEGY PORTFOLIO (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
Annual Shareholder Report

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the the Evaluation, the Fund outperformed its benchmark index for the one-year period, and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated High-Yield Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40004 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2012
Ticker	FMBPX

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 3.14%. The Barclays Mortgage-Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned 2.59%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the BMBS.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BMBS were: (a) sector allocation; and (b) duration.2
MARKET OVERVIEW
Economic performance was steady during the 12-month reporting period as policy makers and legislators continued to grapple with after-effects of the financial crisis. Central banks around the globe maintained extraordinarily accommodative monetary policies, and governments struggled to address short- and long-term deficit and entitlement problems.
Both the European Central Bank (ECB) and the Federal Reserve (the Fed) continued quantitative easing (QE) programs involving the purchase of government debt and/or mortgage-backed securities (MBS) in strategies designed to restrain market interest rates and boost economic growth. The ECB's Outright Monetary Transaction program reduced investor concern over financial stability as well as the euro currency. The Fed's latest QE program included open-ended purchases of MBS, however, investors were left to ponder plan longevity. These unprecedented tactics reflected deep-seated concern on the part of central bankers across the globe over the pace of economic expansion and the potential risk of derailing sluggish growth. Though tepid, the expansion showed signs of improvement.
U.S. economic growth averaged approximately 2% as home and auto sales improved. Home prices gained at the fastest pace since 2006 as the recovery took hold, supported by home affordability, steady job growth, stronger consumer balance sheets and higher household net worth. Unfortunately, political debate over the fiscal cliff overshadowed the improving economy. Businesses, investors and financial markets faced the uncertainty of a political resolution for automatic spending cuts and tax increases scheduled for the outset of 2013 (i.e., the “fiscal cliff”). Although the worst case scenario was averted, long-term agreements to address the spending and revenue gap remained elusive.
The low rate environment resulted in strong demand for non-government, fixed-income investments offering incrementally greater yield. High yield, corporate debt, commercial MBS (CMBS) and various non-government sectors were the beneficiaries of such demand. As a result, all of these sectors outperformed similar duration U.S. Treasury securities. While Treasury yields displayed significant intra-period volatility, the year-over-year change was small. For example, the 10-year Treasury yield moved in a nearly 100 basis point range during the period, however, the 12-month change was a small decline of 12 basis points to 1.76%.3
SECTOR ALLOCATION
The main sector investment themes involved non-agency and Ginnie Mae MBS. Although non-agency mortgage securities comprised slightly less than 5% of portfolio assets during the period, the sector posted returns which far exceeded those of the agency sector. The relatively small allocation made a meaningful contribution to Fund performance.
Owing to Fund management's views on relative value, Ginnie Mae-issued mortgage securities were underweighted in favor of conventional mortgage securities issued by Fannie Mae and Freddie Mac. Conventional MBS performance topped that of Ginnie Maes during the reporting period. Overall, sector allocation proved beneficial to Fund performance.
DURATION
Although interest rates were little changed when measured on a year-over-year basis, yields gyrated in a wide range intra-year. During a significant portion of the period, portfolio positioning incorporated the expectation for higher interest rates which was expressed with below-benchmark duration. Unfortunately, the strategy was not successful, and the interest rate strategy slightly detracted from Fund performance.
1	Barclays Capital changed the name of the BMBS Index from “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Mortgage-Backed Securities Index.” The BMBS is an unmanaged index composed of all fixed securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report
1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Strategy Portfolio (the “Fund”) from December 20, 2007 (start of performance) to December 31, 2012, compared to the Barclays Mortgage-Backed Securities Index (BMBS).2
Average Annual Total Returns for the Period Ended 12/31/2012
1 Year	3.14%
5 Years	5.22%
Start of Performance*	5.32%
*	The Fund's start of performance date was December 20, 2007.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS has been adjusted to reflect reinvestment of dividends on securities in an index.
2	Barclays Capital changed the name of the BMBS Index from “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Mortgage-Backed Securities Index.” The BMBS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)
At December 31, 2012, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	92.4%
Non-Agency Mortgage-Backed Securities	5.3%
Derivative Contracts[3,4]	0.0%
Repurchase Agreements—Collateral[5]	9.1%
Cash Equivalents[6]	3.8%
Other Assets and Liabilities—Net[7]	(10.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Includes repurchase agreements purchased with proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
6	Cash equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities.
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3

Portfolio of Investments
December 31, 2012
Shares or Principal Amount			Value
		MUTUAL FUND—99.9%
5,170,574	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $52,379,836)	$52,739,854
		REPURCHASE AGREEMENT—0.2%
$79,000		Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862. (AT COST)	79,000
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $52,458,836)[2]	52,818,854
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(49,218)
		TOTAL NET ASSETS—100%	$52,769,636
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent annual report is included with this report.
2	The cost of investments for federal tax purposes amounts to $52,539,046.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Fund	$52,739,854	$—	$—	$52,739,854
Repurchase Agreement	—	79,000	—	79,000
TOTAL SECURITIES	$52,739,854	$79,000	$—	$52,818,854
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.31	$10.17	$10.16	$10.00	$10.05
Income From Investment Operations:
Net investment income	0.32	0.40	0.49	0.53	0.55
Net realized and unrealized gain (loss) on investments	(0.00)[1]	0.14	0.02	0.18	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.54	0.51	0.71	0.50
Less Distributions:
Distributions from net investment income	(0.32)	(0.40)	(0.49)	(0.53)	(0.55)
Distributions from net realized gain on investments	(0.00)[1]	(0.00)[1]	(0.01)	(0.02)	—
TOTAL DISTRIBUTIONS	(0.32)	(0.40)	(0.50)	(0.55)	(0.55)
Net Asset Value, End of Period	$10.31	$10.31	$10.17	$10.16	$10.00
Total Return[2]	3.14%	5.44%	5.16%	7.22%	5.17%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.06%	3.90%	4.62%	5.27%	5.56%
Expense waiver/reimbursement[4]	0.56%	0.89%	2.97%	2.96%	3.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,770	$39,232	$25,000	$8,291	$10,079
Portfolio turnover	10%	14%	83%	133%	121%
1	Represents less than $0.01.
2	Based on net asset value.
3	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
December 31, 2012
Assets:
Total investment in securities, at value including $52,739,854 of investment in an affiliated holding (Note 5) (identified cost $52,458,836)		$52,818,854
Cash		556
Receivable for investments sold		100,000
TOTAL ASSETS		52,919,410
Liabilities:
Income distribution payable	$106,569
Capital gain distribution payable	788
Payable to adviser (Note 5)	1,331
Payable for Directors'/Trustees' fees	505
Payable for auditing fees	24,450
Payable for share registration costs	10,200
Accrued expenses	5,931
TOTAL LIABILITIES		149,774
Net assets for 5,119,285 shares outstanding		$52,769,636
Net Assets Consist of:
Paid-in capital		$52,490,016
Net unrealized appreciation of investments		360,018
Accumulated net realized loss on investments		(80,505)
Undistributed net investment income		107
TOTAL NET ASSETS		$52,769,636
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$52,769,636 ÷ 5,119,285 shares outstanding, no par value, unlimited shares authorized		$10.31
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Operations
Year Ended December 31, 2012
Investment Income:
Dividends received from an affiliated holding (Note 5)			$1,338,619
Interest			123
TOTAL INCOME			1,338,742
Expenses:
Administrative fee (Note 5)		$113,175
Custodian fees		6,269
Transfer and dividend disbursing agent fees and expenses		5,059
Directors'/Trustees' fees		2,366
Auditing fees		24,450
Legal fees		7,066
Portfolio accounting fees		42,220
Share registration costs		26,474
Printing and postage		12,489
Insurance premiums		3,660
Miscellaneous		3,618
TOTAL EXPENSES		246,846
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(16,399)
Reimbursement of other operating expenses	(230,447)
TOTAL WAIVER AND REIMBURSEMENT		(246,846)
Net expenses			—
Net investment income			1,338,742
Realized and Unrealized Loss on Investments:
Net realized loss on investments in an affiliated holding (Note 5)			(8,801)
Net change in unrealized appreciation of investments			(55,177)
Net realized and unrealized loss on investments			(63,978)
Change in net assets resulting from operations			$1,274,764
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,338,742	$1,282,708
Net realized loss on investments	(8,801)	(27,982)
Net change in unrealized appreciation/depreciation of investments	(55,177)	502,386
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,274,764	1,757,112
Distributions to Shareholders:
Distributions from net investment income	(1,338,798)	(1,281,574)
Distributions from net realized gain on investments	(788)	(3,591)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,339,586)	(1,285,165)
Share Transactions:
Proceeds from sale of shares	19,160,156	17,986,501
Cost of shares redeemed	(5,557,838)	(4,226,065)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,602,318	13,760,436
Change in net assets	13,537,496	14,232,383
Net Assets:
Beginning of period	39,232,140	24,999,757
End of period (including undistributed net investment income of $107 and $163, respectively)	$52,769,636	$39,232,140
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Notes to Financial Statements
December 31, 2012
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2012	2011
Shares sold	1,851,208	1,759,533
Shares redeemed	(538,125)	(412,546)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,313,083	1,346,987
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$1,338,798	$1,283,042
Long-term capital gains	$788	$2,123
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$107
Net unrealized appreciation	$279,808
Capital loss deferrals	$(295)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At December 31, 2012, the cost of investments for federal tax purposes was $52,539,046. The net unrealized appreciation of investments for federal tax purposes was $279,808. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $279,808.
Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2012, for federal income tax purposes, post October losses of $295 were deferred to January 1, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the year ended December 31, 2012, the Adviser reimbursed $230,447 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, FAS waived $16,399 of its fee. The net fee paid to FAS was 0.221% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the year ended December 31, 2012, the Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving an affiliated holding during the year ended December 31, 2012, were as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2011	3,849,026
Purchases/Additions	1,767,646
Sales/Reductions	446,098
Balance of Shares Held 12/31/2012	5,170,574
Value	$52,739,854
Dividend Income	$1,338,619
The Fund invests in the Federated Mortgage Core Portfolio (“Mortgage Core”), a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the
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performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 99.9% of its net assets at December 31, 2012. The financial statements of Mortgage Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$18,095,137
Sales	$4,557,300
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2012, the amount of long-term capital gains designated by the Fund was $788.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated Mortgage Strategy Portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 25, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual	$1,000.00	$1,014.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.14	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund.
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Management's Discussion of Fund Performance (unaudited)–Federated Mortgage Core Portfolio
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 3.14%. The Barclays Mortgage-Backed Securities Index (BMBS), 1 the Fund's broad-based securities market index, returned 2.59%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the BMBS.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BMBS were: (a) sector allocation; and (b) duration.2
MARKET OVERVIEW
Economic performance was steady during the 12-month reporting period as policy makers and legislators continued to grapple with the after-effects of the financial crisis. Central banks around the globe maintained extraordinarily accommodative monetary policies and governments struggled to address short- and long-term deficit and entitlement problems.
Both the European Central Bank (ECB) and the Federal Reserve (the Fed) continued quantitative easing (QE) programs involving the purchase of government debt and/or mortgage-backed securities (MBS) in strategies designed to restrain market interest rates and boost economic growth. The ECB's Outright Monetary Transaction Program reduced investor concern over financial stability as well as the euro currency. The Fed's latest QE program included open-ended purchases of MBS, however, investors were left to ponder plan longevity. These unprecedented tactics reflected deep-seated concern on the part of central bankers across the globe over the pace of economic expansion and the potential risk of derailing sluggish growth. Though tepid, the expansion showed signs of improvement.
U.S. economic growth averaged approximately 2% as home and auto sales improved. Home prices gained at the fastest pace since 2006 as the recovery took hold, supported by home affordability, steady job growth, stronger consumer balance sheets and higher household net worth. Unfortunately, political debate over the fiscal cliff overshadowed the improving economy. Businesses, investors and financial markets faced the uncertainty of a political resolution for automatic spending cuts and tax increases scheduled for the outset of 2013 (i.e., the “fiscal cliff”). Although the worst case scenario was averted, long-term agreements to address the spending and revenue gap remained elusive.
The low rate environment resulted in strong demand for non-government fixed-income investments offering incrementally greater yield. High-yield, corporate debt, commercial MBS (CMBS) and various non-government sectors were the beneficiaries of such demand. As a result, all of these sectors outperformed similar duration U.S. Treasury securities. While Treasury yields displayed significant intra-period volatility, the year-over-year change was small. For example, the 10-year Treasury yield moved in a nearly 100 basis point range during the period, however, the 12-month change was a small decline of 12 basis points to 1.76%.3
SECTOR ALLOCATION
The main sector investment themes involved non-agency and Ginnie Mae MBS. Although non-agency mortgage securities comprised slightly less than 5% of portfolio assets during the period, the sector posted returns which far exceeded those of the agency sector. The relatively small allocation made a meaningful contribution to Fund performance.
Owing to Fund Management's views on relative value, Ginnie Mae-issued mortgage securities were underweighted in favor of conventional mortgage securities issued by Fannie Mae and Freddie Mac. Conventional MBS performance topped that of Ginnie Maes during the reporting period. Overall, sector allocation proved beneficial to Fund performance.
DURATION
Although interest rates were little changed when measured on a year-over-year basis, yields gyrated in a wide range intra-year. During a significant portion of the period, portfolio positioning incorporated the expectation for higher interest rates which was expressed with below-benchmark duration. Unfortunately, the strategy was not successful, and the interest rate strategy slightly detracted from Fund performance.
1	Barclays Capital changed the name of the BMBS Index from “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Mortgage-Backed Securities Index.” The BMBS is an unmanaged index composed of all fixed securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Core Portfolio (the “Fund”) from December 31, 2002 to December 31, 2012, compared to the Barclays Mortgage-Backed Securities Index (BMBS).2
Average Annual Total Returns for the Period Ended 12/31/2012
1 Year	3.14%
5 Years	5.19%
10 Years	4.88%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	Barclays Capital changed the name of the BMBS Index from “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Mortgage-Backed Securities Index.” The BMBS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanged, and unlike the Fund, is not affected by cash flows. It is not possble to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)–Federated Mortgage
Core Portfolio
At December 31, 2012, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	92.5%
Non-Agency Mortgage-Backed Securities	5.3%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	3.5%
Repurchase Agreements—Collateral[5]	9.2%
Other Assets and Liabilities—Net[6]	(10.5)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing Dollar-Roll Collateral.
5	Includes repurchase agreements purchased with cash collateral received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2012
Principal Amount			Value
		Collateralized Mortgage Obligations—5.3%
		Non-Agency Mortgage—5.3%
$2,123,763		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	$2,121,820
3,632,183		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	3,564,230
6,460,354		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	6,261,383
2,267,037		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,996,434
25,888,108	[1,2]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	26,725,586
5,556,831		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	5,298,460
2,377,658		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	2,084,103
5,493,434		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	5,591,245
13,345,629		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	13,704,948
17,847,851		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	18,365,735
24,666,150		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	24,539,257
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	12,171,272
8,862,859		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	8,294,273
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $129,967,131)	130,718,746
		Mortgage-Backed Securities—92.5%
		Federal Home Loan Mortgage Corporation—22.1%
60,491,319		3.500%, 8/1/2025 - 7/1/2042	64,354,343
68,719,437		4.000%, 2/1/2020 - 2/1/2042	73,025,323
189,897,733		4.500%, 6/1/2019 - 8/1/2041	203,538,694
114,156,197		5.000%, 7/1/2019 - 5/1/2041	123,129,823
64,112,685		5.500%, 3/1/2021 - 5/1/2040	69,289,087
4,189,566		6.000%, 5/1/2014 - 9/1/2037	4,562,415
6,582,441		6.500%, 7/1/2014 - 4/1/2038	7,290,596
1,459,640		7.000%, 10/1/2020 - 9/1/2037	1,670,940
333,078		7.500%, 8/1/2029 - 5/1/2031	388,941
378,695		8.000%, 3/1/2030 - 3/1/2031	446,456
9,046		8.500%, 9/1/2025	10,745
434		9.500%, 4/1/2021	473
		TOTAL	547,707,836
		Federal National Mortgage Association—56.0%
46,774,908	[3]	2.500%, 8/1/2027 - 1/1/2028	48,964,821
286,672,125	[3]	3.000%, 6/1/2027 - 1/1/2043	302,242,977
307,796,228	[3]	3.500%, 11/1/2025 - 1/1/2043	328,643,990
282,798,786		4.000%, 7/1/2025 - 12/1/2042	305,392,153
176,228,320		4.500%, 12/1/2019 - 1/1/2042	191,218,927
59,294,121		5.000%, 5/1/2023 - 10/1/2041	64,387,596
73,828,238		5.500%, 9/1/2014 - 7/1/2041	80,367,801
46,152,271		6.000%, 12/1/2013 - 9/1/2039	50,587,027
9,959,155		6.500%, 8/1/2014 - 10/1/2038	11,121,403
4,819,532		7.000%, 3/1/2015 - 6/1/2037	5,508,935
497,280		7.500%, 4/1/2015 - 6/1/2033	580,835
106,078		8.000%, 7/1/2023 - 3/1/2031	124,913
4,359		9.000%, 11/1/2021 - 6/1/2025	4,899
		TOTAL	1,389,146,277
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Principal Amount			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—14.4%
$16,500,000	[3]	3.000%, 1/20/2043 - 2/1/2043	$17,531,099
107,359,432	[3]	3.500%, 11/20/2041 - 2/1/2043	116,614,978
69,202,006		4.000%, 7/20/2040 - 10/20/2041	75,936,774
55,822,562		4.500%, 10/15/2039 - 9/20/2041	61,296,821
60,292,663		5.000%, 1/15/2039 - 7/15/2040	66,125,563
10,252,746		5.500%, 12/15/2038 - 2/15/2039	11,261,442
5,370,834		6.000%, 10/15/2028 - 3/15/2040	6,022,248
539,216		6.500%, 10/15/2028 - 2/15/2032	615,405
853,922		7.000%, 11/15/2027 - 12/15/2031	990,085
386,977		7.500%, 4/15/2029 - 1/15/2031	453,821
430,303		8.000%, 1/15/2022 - 11/15/2030	508,640
43,188		8.500%, 3/15/2022 - 9/15/2029	50,312
1,606		9.500%, 10/15/2020	1,793
51,515		12.000%, 4/15/2015 - 6/15/2015	55,105
		TOTAL	357,464,086
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,236,992,323)	2,294,318,199
		Repurchase Agreements—12.7%
117,508,000	[4,5]	Interest in $250,000,000 joint repurchase agreement 0.16%, dated 12/20/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,036,667 on 1/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $255,028,640.	117,508,000
8,356,000	[4,5]	Repurchase agreement 0.19%, dated 12/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $8,357,323 on 1/17/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2039 and the market value of those underlying securities was $8,586,296.	8,356,000
151,291,000	[4]	Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862.	151,291,000
38,355,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.18%, dated 12/12/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,082,500 on 1/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $513,182,482.	38,355,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	315,510,000
		TOTAL INVESTMENTS—110.5% (IDENTIFIED COST $2,682,469,454)[6]	2,740,546,945
		OTHER ASSETS AND LIABILITIES - NET—(10.5)%[7]	(260,242,438)
		TOTAL NET ASSETS—100%	$2,480,304,507
At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
8U.S. Treasury Note 10-Year Short Futures	500	$66,390,625	March 2013	$135,594
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $38,896,858, which represented 1.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, this liquid restricted security amounted to $26,725,586, which represented 1.1% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
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5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $2,672,069,592.
7	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2012.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$130,718,746	$—	$130,718,746
Mortgage-Backed Securities	—	2,294,318,199	—	2,294,318,199
Repurchase Agreements	—	315,510,000	—	315,510,000
TOTAL SECURITIES	$—	$2,740,546,945	$—	$2,740,546,945
OTHER FINANCIAL INSTRUMENTS*	$135,594	$—	$—	$135,594
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.20	$10.06	$10.05	$9.89	$9.93
Income From Investment Operations:
Net investment income	0.26[1]	0.33[1]	0.44[1]	0.53	0.55
Net realized and unrealized gain (loss) on investments and futures contracts	0.06	0.21	0.06	0.16	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.54	0.50	0.69	0.51
Less Distributions:
Distributions from net investment income	(0.32)	(0.40)	(0.49)	(0.53)	(0.55)
Net Asset Value, End of Period	$10.20	$10.20	$10.06	$10.05	$9.89
Total Return[2]	3.14%	5.45%	5.04%	7.09%	5.28%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.59%	3.25%	4.37%	4.86%	5.22%
Expense waiver/reimbursement[4]	0.08%	0.10%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,480,305	$3,165,802	$1,959,812	$2,034,884	$1,918,613
Portfolio turnover	257%	226%	176%	156%	186%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	71%	52%	60%	50%	43%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2012
Assets:
Investment in repurchase agreements	$315,510,000
Investment in securities	2,425,036,945
Total investment in securities, at value (identified cost $2,682,469,454)		$2,740,546,945
Cash		630
Restricted cash (Note 2)		550,000
Income receivable		7,411,532
Receivable for daily variation margin		85,937
Other assets		240,311
TOTAL ASSETS		2,748,835,355
Liabilities:
Payable to adviser (Note 5)	2,526
Payable for investments purchased	263,819,611
Payable for shares redeemed	100,000
Income distribution payable	4,498,562
Payable for Directors'/Trustees' fees	578
Accrued expenses	109,571
TOTAL LIABILITIES		268,530,848
Net assets for 243,123,482 shares outstanding		$2,480,304,507
Net Assets Consist of:
Paid-in capital		$2,422,723,085
Net unrealized appreciation of investments and futures contracts		57,436,208
Accumulated net realized loss on investments and futures contracts		(236,463)
Undistributed net investment income		381,677
TOTAL NET ASSETS		$2,480,304,507
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,480,304,507 ÷ 243,123,482 shares outstanding, no par value, unlimited shares authorized		$10.20
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2012
Investment Income:
Interest			$70,250,854
Expenses:
Administrative fee (Note 5)		$1,450,274
Custodian fees		118,577
Transfer and dividend disbursing agent fees and expenses		221,742
Directors'/Trustees' fees		20,561
Auditing fees		27,400
Legal fees		8,257
Portfolio accounting fees		223,528
Printing and postage		7,850
Insurance premiums		8,793
Miscellaneous		2,673
TOTAL EXPENSES		2,089,655
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(1,450,274)
Reimbursement of other operating expenses	(639,381)
TOTAL WAIVER AND REIMBURSEMENT		(2,089,655)
Net expenses			—
Net investment income			70,250,854
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			46,836,531
Net realized loss on futures contracts			(5,482,471)
Net change in unrealized appreciation of investments			(27,139,471)
Net change in unrealized appreciation of futures contracts			135,594
Net realized and unrealized gain on investments and futures contracts			14,350,183
Change in net assets resulting from operations			$84,601,037
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$70,250,854	$77,968,625
Net realized gain on investments and futures contracts	41,354,060	31,889,919
Net change in unrealized appreciation/depreciation of investments and futures contracts	(27,003,877)	24,516,264
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	84,601,037	134,374,808
Distributions to Shareholders:
Distributions from net investment income	(84,374,056)	(93,323,414)
Share Transactions:
Proceeds from sale of shares	557,691,450	1,336,805,144
Net asset value of shares issued to shareholders in payment of distributions declared	8,552,594	10,532,038
Cost of shares redeemed	(1,251,968,506)	(182,398,976)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(685,724,462)	1,164,938,206
Change in net assets	(685,497,481)	1,205,989,600
Net Assets:
Beginning of period	3,165,801,988	1,959,812,388
End of period (including undistributed net investment income of $381,677 and $352,672, respectively)	$2,480,304,507	$3,165,801,988
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2012
1. ORGANIZATION
Federated Core Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “ variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $114,096,394. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report
26

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$12,171,272
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$135,594*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(5,482,471)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$135,594
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2012	2011
Shares sold	54,486,795	132,500,999
Shares issued to shareholders in payment of distributions declared	836,327	1,040,560
Shares redeemed	(122,554,078)	(18,079,376)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(67,230,956)	115,462,183
Annual Shareholder Report
27

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
For the year ended December 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$14,152,207	$(14,152,207)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$84,374,056	$93,323,414
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$381,677
Net unrealized appreciation	$68,477,353
Capital loss carryforwards	$(11,277,608)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is primarily attributable to differing treatments for the deferral of losses on wash sales and dollar-roll transactions.
At December 31, 2012, the cost of investments for federal tax purposes was $2,672,069,592. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $68,477,353. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,978,464 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,501,111.
At December 31, 2012, the Fund had a capital loss carryforward of $11,277,608 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2017	$11,277,608	NA	$11,277,608
The Fund used capital loss carryforwards of $30,713,842 to offset taxable capital gains realized during the year ended December 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2012, the Adviser voluntarily reimbursed $639,381 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2012, FAS waived its entire fee of $1,450,274. Effective September 1, 2012, FAS receives no compensation for providing administrative services to the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$98,236,018
Sales	$43,083,825
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
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Report of Independent Registered Public Accounting Firm–Federated Mortgage
Core Portfolio
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF federated mortgage core portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 25, 2013
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual	$1,000.00	$1,014.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.14	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: October 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: October 2005	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: inception	Principal Occupations: Todd A. Abraham has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust with respect to the Fund. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund's Adviser since 1997 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from Loyola College.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MORTGAGE STRATEGY PORTFOLIO (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to impelment particular investment strategies that are offered to invesors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
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communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and performance of the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Mortgage Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38011 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:  Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $100,800

Fiscal year ended 2011 - $97,800

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $145

Fiscal year ended 2011 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $4,607 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $265,942

Fiscal year ended 2011 - $357,347

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date February 22, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 22, 2013